Other Non-Current Assets	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets	OTHER NON-CURRENT ASSETS
Other non-current assets comprise of the following:

(in thousands of $)	June 30, 2021	December 31, 2020
Oil derivative instrument (1)	81,730	540
Operating lease right-of-use-assets	13,059	14,642
Other non-current assets	4,188	12,729
	98,977	27,911

(1) “Oil derivative instrument” refers to a derivative embedded in the Hilli LTA. See note 2 of our consolidated financial statements for further details.